SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating activities:
Net income	$ 190,069	¥ 1,236,647	¥ 796,482	¥ 439,380
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	10,200	66,367	55,436	52,535
Investment income	(24,588)	(159,974)	(116,763)	(2,767)
Amortization of issuance cost of convertible senior notes	399	2,598
Changes in operating assets and liabilities:
Deferred revenue	617	4,016	19,529	216,805
Other current assets	(11,730)	(76,320)	(40,813)	(15,518)
Other assets	(8,363)	(54,411)	(5,046)	1,787
Salary and welfare payable	20,464	133,142	60,669	24,532
Accrued expenses and other current liabilities	44,293	288,185	202,351	121,502
Net cash provided by (used in) operating activities	376,955	2,452,596	2,066,301	1,762,511
Investing activities:
Purchase of long-term investments	(204,034)	(1,327,508)	(293,125)	(105,707)
Purchase of short-term investments	(14,724)	(95,802)		(434,811)
Net cash (used in) provided by investing activities	(1,032,268)	(6,716,254)	183,762	(1,550,357)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	1,394	9,073	12,206	22,619
Payment of share repurchase				(107,331)
Proceeds from short-term bank borrowings	20,978	136,488	281,719	589,376
Repayment of short-term bank borrowings	(45,291)	(294,677)	(332,555)	(283,516)
Proceeds from long-term bank borrowings	558,409	3,633,174
Repayment of long-term bank borrowings	(253,741)	(1,650,917)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option	449,595	2,925,203
Debt financing costs paid	(1,501)	(9,763)
Proceeds from ADS lending	1	7
Dividends paid	(47,084)	(306,343)	(276,261)
Net cash provided by (used in) financing activities	697,186	4,536,103	(266,194)	219,443
Effect of exchange rate changes on cash and cash equivalents	(5,031)	(32,733)	13,300	(2,624)
Net (decrease) increase in cash and cash equivalents	36,842	239,712	1,997,169	428,973
Cash and cash equivalents at the beginning of the period		3,235,007
Cash and cash equivalents at the end of the period	534,054	3,474,719	3,235,007
Parent Company
Operating activities:
Net income	190,155	1,237,202	804,615	436,600
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	10,200	66,367	55,436	52,535
Income in investment in subsidiaries	(209,274)	(1,361,602)	(790,201)	(489,196)
Investment income	(6,274)	(40,822)	(51,123)
Amortization of issuance cost of convertible senior notes	399	2,598
Changes in operating assets and liabilities:
Deferred revenue				(364)
Other current assets	(3,988)	(25,946)	776	2,312
Other assets	(5,059)	(32,916)
Salary and welfare payable			(25)	(86)
Accrued expenses and other current liabilities	3,644	23,710	(16,618)	15,463
Net cash provided by (used in) operating activities	(20,197)	(131,409)	2,860	17,264
Investing activities:
Investment in subsidiaries	(499,723)	(3,251,346)		(168,709)
Receipt of investment in subsidiaries			236,238
Purchase of long-term investments	(116,843)	(760,215)	(47,859)
Proceeds from sale of long-term investments	8,955	58,264	3,845
Purchase of short-term investments	(14,724)	(95,802)		(271,630)
Proceeds from sale of short-term investment			337,189
Net cash (used in) provided by investing activities	(622,335)	(4,049,099)	529,413	(440,339)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	1,394	9,073	12,206	22,619
Payment of share repurchase				(107,331)
Proceeds of advances from subsidiaries	13,905	90,468		222,403
Proceeds from short-term bank borrowings	20,824	135,488	281,719	489,376
Repayment of short-term bank borrowings	(45,137)	(293,677)	(332,555)	(183,516)
Proceeds from long-term bank borrowings	558,409	3,633,174
Repayment of long-term bank borrowings	(253,741)	(1,650,917)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option	449,595	2,925,203
Debt financing costs paid	(1,501)	(9,763)
Proceeds from ADS lending	1	7
Dividends paid	(47,084)	(306,343)	(276,261)
Net cash provided by (used in) financing activities	696,665	4,532,713	(314,891)	443,551
Effect of exchange rate changes on cash and cash equivalents	(26,073)	(169,637)	35,629	5,800
Net (decrease) increase in cash and cash equivalents	28,060	182,568	253,011	26,276
Cash and cash equivalents at the beginning of the period	57,488	374,036	121,025	94,749
Cash and cash equivalents at the end of the period	$ 85,548	¥ 556,604	¥ 374,036	¥ 121,025